Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Net Loans And Advances To Customers [Abstract]
Loans secured on residential properties	£ 176,495	£ 188,282
Corporate loans	18,454	19,057
Finance leases	4,530	4,645
Other unsecured loans	7,232	7,742
Accrued interest and other adjustments	960	904
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,488	4,165
Loans and advances to customers	212,159	224,795
Credit impairment loss allowances on loans and advances to customers	(916)	(933)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	£ 211,222	£ 223,840